Equity - Restricted Shares Issued for Compensation (Details) - USD ($)				6 Months Ended	12 Months Ended
	Sep. 27, 2023	Apr. 27, 2023	Jun. 09, 2022	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 13, 2023
Restricted Shares Issued for Compensation
Issuance of ordinary shares for compensation (in shares)					15,804
Share price					$ 2.77
Total consideration					$ 43,824
Lucas Wang
Restricted Shares Issued for Compensation
Annual compensation				$ 240,000
Number of equity awards issued	21,068	25.65		1,896,066
Issuance of ordinary shares for compensation (in shares)		5,267			10,534
Number of ordinary shares vested				632,022
Share price		$ 0.1703	$ 0.855		$ 1.595
Total consideration		$ 540,379		$ 158,005	$ 16,802	$ 26,909
Lucas Wang | After reverse share split
Restricted Shares Issued for Compensation
Number of equity awards issued				63,202
Number of ordinary shares vested				21,068
Share price		$ 5.109
Jiaming Li
Restricted Shares Issued for Compensation
Annual compensation				$ 240,000
Number of equity awards issued			15,801	1,422,049
Issuance of ordinary shares for compensation (in shares)					7,902
Number of ordinary shares vested				474,016
Share price		$ 0.1703	$ 0.855		$ 1.595		$ 405,296
Total consideration				$ 118,504	$ 12,604	20,181
Jiaming Li | After reverse share split
Restricted Shares Issued for Compensation
Number of equity awards issued				47,402
Issuance of ordinary shares for compensation (in shares)		3,951
Number of ordinary shares vested				15,801
Share price		$ 5.108	$ 25.65
Jingjing Han
Restricted Shares Issued for Compensation
Annual compensation				$ 240,000
Number of equity awards issued			15,801	1,422,049
Number of ordinary shares vested				474,016
Share price		$ 0.1703	$ 0.855				$ 405,296
Total consideration				$ 118,504		$ 20,181
Jingjing Han | After reverse share split
Restricted Shares Issued for Compensation
Number of equity awards issued				47,402
Issuance of ordinary shares for compensation (in shares)		3,951
Number of ordinary shares vested				15,801
Share price		$ 5.108	$ 25.65